Equity (Details 1) shares in Thousands	Dec. 31, 2017 shares
Capital
Shares outstanding	797,257,604
Percentage of outstanding shares	100.00%
Treasury shares
Capital
Shares outstanding	1,234,758
Percentage of outstanding shares	0.15%
Odebrecht
Capital
Shares outstanding	305,517,121
Percentage of outstanding shares	38.32%
Petrobras
Capital
Shares outstanding	288,188,691
Percentage of outstanding shares	36.15%
ADR
Capital
Shares outstanding	56,088,424	[1]
Percentage of outstanding shares	7.04%	[1]
Other
Capital
Shares outstanding	146,228,610
Percentage of outstanding shares	18.34%
Total
Capital
Shares outstanding	796,022,846
Percentage of outstanding shares	99.85%
Common shares
Capital
Shares outstanding	451,668,652
Percentage of outstanding shares	100.00%
Common shares | Odebrecht
Capital
Shares outstanding	226,334,623
Percentage of outstanding shares	50.11%
Common shares | Petrobras
Capital
Shares outstanding	212,426,952
Percentage of outstanding shares	47.03%
Common shares | Other
Capital
Shares outstanding	12,907,077
Percentage of outstanding shares	2.86%
Common shares | Total
Capital
Shares outstanding	451,668,652
Percentage of outstanding shares	100.00%
Preferred shares class "A"
Capital
Shares outstanding	345,010,622
Percentage of outstanding shares	100.00%
Preferred shares class "A" | Treasury shares
Capital
Shares outstanding	1,234,758
Percentage of outstanding shares	0.35%
Preferred shares class "A" | Odebrecht
Capital
Shares outstanding	79,182,498
Percentage of outstanding shares	22.95%
Preferred shares class "A" | Petrobras
Capital
Shares outstanding	75,761,739
Percentage of outstanding shares	21.96%
Preferred shares class "A" | ADR
Capital
Shares outstanding	56,088,424	[1]
Percentage of outstanding shares	16.26%	[1]
Preferred shares class "A" | Other
Capital
Shares outstanding	132,743,203
Percentage of outstanding shares	38.48%
Preferred shares class "A" | Total
Capital
Shares outstanding	343,775,864
Percentage of outstanding shares	99.65%
Preferred shares class "B"
Capital
Shares outstanding	578,330
Percentage of outstanding shares	100.00%
Preferred shares class "B" | Other
Capital
Shares outstanding	578,330
Percentage of outstanding shares	100.00%
Preferred shares class "B" | Total
Capital
Shares outstanding	578,330
Percentage of outstanding shares	100.00%

[1]	American Depositary Receipts traded on the New York Stock Exchange (USA);